Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

10. RELATED PARTY TRANSACTIONS

Assets

Accounts receivable – related parties in the amount of $39,837 at September 30, 2020 and December 31, 2019, represented the net realizable value of advances made to separate entities under common management.

See Note 5 – Investments and Fair Value of Financial Instruments, for a discussion of the Company’s investment in warrants of a separate entity under common management.

Expense Sharing

On April 1, 2010, the Company entered into an agreement with a Related Party to share expenses such as office space, support staff and other operating expenses (the “Related Party ESA”). The agreement was amended on January 1, 2017 to reflect the current use of personnel, office space, professional services. During the three and nine months ended September 30, 2020, the Company recorded a contra-expense of $145,777 and $489,634, respectively, and during the three and nine months ended September 30, 2019, the Company recorded a contra-expense of $156,384 and $346,273, respectively, related to the reimbursement of general and administrative expenses as a result of the agreement.

During 2019, the Related Party prepaid $566,132 of its future obligations under the Related Party ESA, in exchange for a 15% reduction in the Related Party’s expense obligations under the Related Party ESA, until the prepayment has been reduced to $0. During the nine months ended September 30, 2020, the Related Party paid an additional $574,000 in connection with the Related Party ESA. The Company applied the contra-expense of $421,964 to its obligations under the Related Party ESA and repaid $579,011 of the amounts owed to the Related Party during the nine months ended September 30, 2020. The prepaid balance of $139,157 as of September 30, 2020, is reflected as loans payable – related parties on the accompanying condensed consolidated balance sheet.

The Company had an expense sharing agreement with a different related entity to share expenses such as office space and other clerical services which was terminated in August 2017. The owners of more than 5% of that entity include (i) GGH’s chairman, and (ii) a more than 5% owner of GGH. The entity owed $396,116 to the Company under the expense sharing agreement at December 31, 2019, of which the entire balance was deemed unrecoverable and reserved. During the nine months ended September 30, 2020, the Company received payments from the entity in the amount of $63,985 and recorded recovery of the bad debt allowance of $63,985. The balance owed to the Company under this expense sharing agreement as of September 30, 2020 is $332,132 of which the entire balance is deemed unrecoverable and is reserved.

14. RELATED PARTY TRANSACTIONS

Assets

Accounts receivable – related parties of $39,837 and $71,650 at December 31, 2019 and 2018, respectively, represents the net realizable value of advances made to related, but independent, entities under common management, of which $0 and $4,644 represents amounts owed to the Company in connection with expense sharing agreements as described below.

See Note 7 – Investments and Fair Value of Financial Instruments, for a discussion of the Company’s investment in warrants of a related, but independent, entity.

Expense Sharing

On April 1, 2010, the Company entered into an agreement with a Related Party to share expenses such as office space, support staff and other operating expenses (the “Related Party ESA”). The agreement was amended on January 1, 2017 to reflect the current use of personnel, office space, professional services. During the years ended December 31, 2019 and 2018, the Company recorded a contra-expense of $493,944 and $437,074, respectively, related to the reimbursement of general and administrative expenses as a result of the agreement.

During 2019, the Related Party prepaid approximately $566,132 of its future obligations under the Related Party ESA, in exchange for a 15% reduction in the Related Party’s expense obligations under the Related Party ESA until the prepayment has been reduced to $0. The prepaid amount is reflected as loans payable – related parties on the accompanying consolidated balance sheet. The Related Party owed $0 and $4,644, respectively, to the Company as of December 31, 2019 and 2018, pursuant to the Related Party ESA

The Company had an expense sharing agreement with a different related entity to share expenses such as office space and other clerical services which was terminated in August 2017. The owners of more than 5% of that entity include (i) GGH’s chairman, and (ii) a more than 5% owner of GGH. The entity owed $396,116 to the Company under the expense sharing agreement at each of December 31, 2019 and 2018 of which the entire balance is deemed unrecoverable and reserved.